Deferred compensation plans	12 Months Ended
Mar. 31, 2015
Deferred compensation plans
Deferred compensation plans

13. Deferred compensation plans:

Nomura issues compensation awards to senior management and other employees, certain of which are linked to the price of the Company’s common stock, in order to retain and motivate key staff.

These stock-based compensation awards comprise Plan A and Plan B Stock Acquisition Rights (“SARs”), Notional Stock Units (“NSUs”), Collared Notional Stock Units (“CSUs”) and Multi-Year Performance Deferral Awards (“MYPD awards”). SAR Plan A awards are awards of stock options while SAR Plan B awards, NSUs and CSUs are analogous to awards of restricted common stock. MYPD awards are performance-based incentive awards for senior management and senior employees linked to the profitability of Nomura. The Company also issues other deferred compensation awards, namely Notional Index Units (“NIUs”) which are linked to a world stock index quoted by Morgan Stanley Capital International.

Certain deferred awards granted during and after the year ended March 31, 2014 include “Full Career Retirement” provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination if certain criteria based on corporate title and length of service within Nomura are met.

SAR Plan A awards

The Company issues SAR Plan A awards linked to the price of the Company’s common stock pursuant to several stock option plans. These awards vest and are exercisable into the Company’s common stock approximately two years after grant date, expire approximately seven years after grant date, and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause. The exercise price is generally not less than the fair value of the Company’s common stock on grant date.

The grant date fair value of SAR Plan A awards is estimated using a Black-Scholes option-pricing model and using the following assumptions:

•	Expected volatilities based on historical volatility of the Company’s common stock;

•	Expected dividend yield based on the current dividend rate at the time of grant;

•	Expected lives of the awards determined based on historical experience; and

•	Expected risk-free interest rate based on Japanese Yen swap rate with a maturity equal to the expected lives of the options.

The weighted-average grant date fair value of SAR Plan A awards granted during the years ended March 31, 2013, 2014 and 2015 was ¥78, ¥272 and ¥201 per share, respectively. The weighted-average assumptions used in each of these years were as follows.

	Year ended March 31
	2013	2014	2015
Expected volatility	43.11%	45.97%	45.26%
Expected dividends yield	2.12%	1.00%	2.39%
Expected lives (in years)	7	7	7
Risk-free interest rate	0.45%	0.51%	0.43%

The following table presents activity relating to SAR Plan A awards for the year ended March 31, 2015.

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2014	15,959,500	¥791	3.8
Granted	2,728,500	747
Exercised	(1,073,200)	328
Forfeited	(59,400)	883
Expired	(1,906,000)	1,874

Outstanding as of March 31, 2015	15,649,400	¥683	3.8

Exercisable as of March 31, 2015	10,223,600	¥624	2.5

The total intrinsic value of SAR Plan A awards exercised during the years ended March 31, 2013, 2014 and 2015 was ¥2 million, ¥591 million and ¥401 million, respectively.

The aggregate intrinsic value of SAR Plan A awards outstanding and exercisable as of March 31, 2015 was ¥2,068 million and ¥2,068 million, respectively.

As of March 31, 2015, total unrecognized compensation cost relating to SAR Plan A awards was ¥647 million which is expected to be recognized over a weighted average period of 1.5 years. The total fair value of SAR Plan A awards which vested during the years ended March 31, 2013, 2014 and 2015 was ¥0 million, ¥1,403 million and ¥1,211 million, respectively.

SAR Plan B awards

The Company issues SAR Plan B awards linked to the price of the Company’s common stock pursuant to several stock unit plans. These awards vest and are exercisable into the Company’s common stock approximately six months to five years after grant date, expire approximately five and half an year to ten years after grant date and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause. The exercise price is a nominal ¥1 per share.

The grant date fair value of SAR Plan B awards is determined using the price of the Company’s common stock.

The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2015.

	Outstanding (number of Nomura shares)	Weighted-Average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2014	92,621,100	¥474	5.3
Granted(1)	44,339,900	483
Exercised	(35,387,800)	471
Forfeited	(1,176,500)	498
Expired	(7,700)	2,358

Outstanding as of March 31, 2015	100,389,000	¥478	5.4

Exercisable as of March 31, 2015	22,668,800	¥453	3.5

(1)	SAR Plan B awards granted during the year ended March 31, 2015 include awards granted through MYPD awards. These awards relate to a total of 18,315,000 outstanding Nomura shares with a weighted average grant date fair value of ¥298 per share.

The weighted-average grant date fair value per share for the years ended March 31, 2013, 2014 and 2015 was ¥298, ¥782 and ¥483, respectively.

The total intrinsic value of SAR Plan B awards exercised during the years ended March 31, 2013, 2014 and 2015 was ¥15,299 million, ¥33,951 million and ¥23,673 million, respectively.

The aggregate intrinsic value of SAR Plan B awards outstanding and exercisable as of March 31, 2015 (including those granted through MYPD awards) was ¥70,794 million and ¥15,986 million, respectively.

As of March 31, 2015, total unrecognized compensation cost relating to SAR Plan B awards (including those granted through MYPD awards) was ¥5,902 million which is expected to be recognized over a weighted average period of 1.7 years. The total fair value of SAR Plan B awards which vested during the years ended March 31, 2013, 2014 and 2015 was ¥3,624 million, ¥34,943 million and ¥27,662 million, respectively.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to SAR Plan A and SAR Plan B awards (including those granted through MYPD awards) for the years ended March 31, 2013, 2014 and 2015 was ¥19,091 million, ¥19,458 million and ¥19,364 million, respectively.

Cash received from the exercise of SAR Plan A and SAR Plan B awards during the year ended March 31, 2015 was ¥387 million and the tax benefit realized from exercise of these awards was ¥2,620 million.

NSU and CSU awards

NSUs and CSUs are cash-settled awards linked to the price of the Company’s common stock. NSUs and CSUs generally have graded vesting period of approximately five years from grant date, and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause. NSUs replicate the key features of SAR Plan B awards described above but are settled in cash rather than exercisable into the Company’s common stock. CSUs are similar to NSUs but exposure of the employee to movements in the price of the Company’s common stock is subject to a cap and floor.

The fair value of NSUs and CSUs are determined using the price of the Company’s common stock.

The following table presents activity related to NSUs and CSUs for the year ended March 31, 2015.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2014	51,695,211	¥652		50,697,928	¥429
Granted(1)	29,845,622	623	(2)	23,863,468	674	(2)
Vested	(31,829,763)	632	(3)	(31,863,838)	495	(3)
Forfeited	(1,591,537)			(1,516,480)

Outstanding as of March 31, 2015	48,119,533	¥693	(4)	41,181,078	¥524	(4)

(1)	NSUs granted during the year ended March 31, 2015 include awards granted through MYPD awards. A total of 5,389,800 NSU units were granted with a weighted-average grant date fair value of ¥615 per share.
(2)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(3)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(4)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2015.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NSUs and CSUs for the years ended March 31, 2013, 2014 and 2015 (including NSUs granted through MYPD awards) was ¥33,286 million, ¥37,396 million and ¥39,366 million, respectively.

Total unrecognized compensation cost relating to NSUs (including NSUs granted through MYPD awards), based on the fair value of these awards as of March 31, 2015, was ¥4,144 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 0.9 years.

The total fair value of NSUs which vested during the years ended March 31, 2013, 2014 and 2015 was ¥14,045 million, ¥23,066 million and ¥20,116 million, respectively.

Total unrecognized compensation cost relating to CSUs, based on the fair value of these awards as of March 31, 2015, was ¥4,360 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 1.0 years.

The total fair value of CSUs which vested during the years ended March 31, 2013, 2014 and 2015 was ¥10,959 million, ¥17,868 million and ¥15,762 million, respectively.

MYPD awards

During the year ended March 31, 2013, Nomura issued MYPD awards, which were performance-based incentive awards for senior management and employees. Under the terms of the award, notional performance units were granted which were linked to the profitability of Nomura and specific business segments over a cumulative two year performance period which ended on March 31, 2014. At the end of the performance period, the notional performance units would be converted into a pre-determined amount of SAR Plan B awards or NSUs depending on the extent to which profitability targets were met. MYPD awards are subject to forfeiture on voluntary termination of employment or involuntary termination for cause.

In June 2014, all outstanding notional performance units were converted into SAR Plan B awards and NSUs.

The following table presents activity relating to MYPD awards for the year ended March 31, 2015.

	Outstanding (number of shares)	Weighted Average grant date fair value per share
Outstanding as of March 31, 2014(1)	25,766,250	¥298

Forfeited	(2,061,450)

Converted to SAR Plan B awards and NSUs(2)	(23,704,800)	298

Outstanding as of March 31, 2015	—	¥—

(1)	Based on the probable number of SAR Plan B awards and NSUs which were expected to be issued on conversion of notional performance units at the end of the performance period.
(2)	Represents the actual number of SAR Plan B awards and NSUs which were granted on conversion of notional performance units during the year.

Total compensation expense recognized in the consolidated statements of income within Non-interest expenses—Compensation and benefits for the year ended March 31, 2013 and 2014, relating to outstanding notional performance units of MYPD awards, and based on the extent to which it was probable that the performance conditions within the awards would be met, was ¥2,864 million and ¥1,633 million, respectively. Total compensation expense recognized in the consolidated statements of income within Non-interest expenses-Compensation and benefits during the year ended March 31, 2015 in respect of SAR Plan B and NSU awards issued as a result of conversion of notional performance units during the year are included in the relevant total amounts disclosed above for these awards. Similarly, total unrecognized compensation cost as of March 31, 2015 and the weighted-average period over which such compensation cost is expected to be recognized in respect of these awards is also included in the relevant amounts disclosed above for these awards.

Total related tax benefits recognized in the consolidated statements of income for compensation expenses relating to SAR Plan A awards, SAR Plan B awards (including SAR Plan B awards issued through MYPD awards) for the years ended March 31, 2013, 2014 and 2015 were ¥1,081 million, ¥1,992 million and ¥1,422 million, respectively. The dilutive effect of outstanding compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations.

NIU awards

In addition to the stock-based compensation awards described above, Nomura also grants NIUs to certain senior management and employees. NIUs are cash-settled awards linked to a world stock index quoted by Morgan Stanley Capital International, have graded vesting period of approximately five years from grant date, and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause.

The fair value of NIUs is determined using the price of the index.

The following table presents activity relating to NIUs for the year ended March 31, 2015.

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2014	37,102,579	$4,354
Granted	23,536,020	4,501	(2)
Vested	(25,680,065)	4,601	(3)
Forfeited	(1,511,292)

Outstanding as of March 31, 2015	33,447,242	$4,650	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2015.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NIUs for the year ended March 31, 2013, 2014 and March 31, 2015 was ¥8,266 million, ¥15,388 million and ¥12,900 million respectively.

Total unrecognized compensation cost relating to NIUs, based on the fair value of these awards as of March 31, 2015, was ¥2,926 million which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 1.0 years.

The total fair value of NIUs which vested during the years ended March 31, 2013, 2014 and 2015 was ¥8,224 million, ¥14,651 million and ¥12,966 million, respectively.

Total tax benefits recognized in the consolidated statements of income for compensation expense relating to NSUs, CSUs and NIUs for the years ended March 31, 2013, 2014 and 2015 were ¥1,773 million, ¥1,767 million and ¥1,252 million, respectively.

Subsequent events

On May 18, 2015, the Company adopted a resolution to issue SAR Plan B awards to senior management and employees of the Company and its subsidiaries. The Company granted total of 255,813 SAR Plan B awards on June 5, 2015 which represents a right to acquire 25,581,300 shares of the Company. The exercise price is a nominal ¥1 per share, the vesting period of these awards ranges from approximately six months to three years from grant date and these awards can be exercised up to five years after vesting date.

In May 2015, Nomura also granted NSUs, CSUs and NIUs to certain senior management and employees. These awards have a total grant date fair value of ¥41 billion and a vesting period of up to three years.

All of these awards include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination if certain criteria based on corporate title and length of service within Nomura are met. Awards delivered in May 2015 in respect of the performance year ended March 31, 2015 include similar FCR provisions, however the ability of the recipient to claim FCR in the first year of the award is now limited to a pre-defined election window which closes at June 25.